CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 01, 2013	Jan. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Tax effect of loss on discontinued operations	$ 0	$ 0	$ 0
Tax effect of other comprehensive income (loss)	$ 0	$ 0	$ 0
American Depositary Shares ("ADSs") to ordinary shares ("Shares") ratio				0.0286	0.1429